Risk management and concentrations of risk - Cash flow hedge accounting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reclassification from accumulated other comprehensive income included in hedge effectiveness	$ 5,849	$ 956	$ 855
Reclassification of amortization of cash flow hedge to earnings, Tax benefit (expense)	0	0	(299)
Initial value of interest rate swap to be recognized in earnings on amortization approach, Tax benefit (expense)	0	0
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach	1,024	987	$ (3,557)
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, tax	262	389
Total gains (losses) on derivative instruments, tax	262	389
Interest Expense [Member]
Reclassification from accumulated other comprehensive income included in hedge effectiveness	(5,849)	(956)
Initial value of interest rate swap to be recognized in earnings on amortization approach, Tax benefit (expense)	851	966
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach	(1,024)	(987)
Settlement of cash flow hedge		199
Total gains (losses) on derivative instruments	$ (6,022)	$ (778)